UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska            68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:6/30/11

Item 1.  Reports to Stockholders.

Adaptive Allocation

Portfolio

Semi-Annual Report

June 30, 2011

1-866-263-9260

www.unusualfund.com

Distributed by Northern Light Distributors, LLC

FINRA Member

TO SHAREHOLDERS OF THE

ADAPTIVE ALLOCATION PORTFOLIO

June 30, 2011

The equity markets advanced for the first month and a half of 2011.  After that, for the rest of the first half, the markets were essentially flat.  Our equity trend-following models became defensive in early June, somewhat reminiscent of the market behavior during the summer of 2010.  As of June 30, 2011, our convertible bonds, foreign bonds, high-yield municipal bonds, TIPS and REITS were in the market and our S&P 500 model was invested only at half its normal position.  Both our high-yield corporate bond and the Russell 2000 models ended June in cash.  Also, at the end of the month, we held positions in five individual stocks.

The total return for the Adaptive Allocation Portfolio and the S&P 500 for the period ending June 30, 2011 are listed below (Periods greater than 1 year are annualized):

Since

Past

Past

Past

Past

Inception

6 months

1 year

2 years

3 years

(5/22/2007)

Adaptive Allocation Port.

1.25%

16.09%

21.46%

7.47%

 3.20%

S&P 500

6.02%

30.69%

22.29%

3.34%

-1.31%

The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. A fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  There is no front end or back end load for the Adaptive Allocation Portfolio. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated May 1, 2011 is 2.74%. The Portfolio is an Investment vehicle for variable annuity contracts. All Performance figures for the Portfolio do not include any fees or expenses that are typically charged by these contracts. If these fees and expenses were included your overall expenses would be higher. Please review your insurance contract prospectus for further description of these fees and expenses. For current performance information, please visit www.unusualfund.com or call toll-free 1-866-263-9260. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only, and generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.  You cannot invest directly in an index.

The S&P 500 Index is an unmanaged composite of 500-large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Before investing, please read the Portfolio’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual Fund investing involves risk including loss of principal.  Investments in derivative securities may be more volatile and less liquid than traditional securities and the Portfolio could suffer losses on its derivative positions.  An investor should also consider the Portfolio's investment objective, charges, expenses, and risk carefully before investing. This and other information about the Portfolio is contained in the Portfolio's prospectus, which can be obtained on the web at www.unusualfund.com or by calling 1-866-263-9260. Please read the prospectus carefully before investing. The Adaptive Allocation Portfolio is distributed by Northern Lights Distributors, LLC, member FINRA www.finra.org                            1658-NLD-8/3/2011

Adaptive Allocation Portfolio
PORTFOLIO REVIEW
June 30, 2011 (Unaudited)

The Fund's performance figures* for the period ending June 30, 2011, compared to its benchmarks:

	Six Months	One Year	Three Year	Inception** - June 30, 2011
Adaptive Allocation Portfolio	1.25%	16.09%	7.47%	3.20%
S&P 500 Total Return Index	6.02%	30.69%	3.34%	(1.31%)

* The Performance data quoted is historical. Past performance is no guarantee of future results as well as other charges and expenses of the insurance contract, or separate account. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account.  Performance figures for previous greater than one year are annualized.

** Inception date is May 22, 2007

Top Industries			% of Net Assets
Common Stock			3.1%
Short-Term Investments			42.2%
Mutual Funds			39.9%
Exchange-Traded Funds			14.9%
Other, Cash & Cash Equivalents			(0.1)%
			100.0%

Please refer to the Portfolio of Investments in this Semi Annual report for a detailed analysis of the Portfolio's holdings.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)
Shares		Value
	COMMON STOCK - 3.1%
	COMPUTERS - 0.6%
484	Apple, Inc. *	$ 162,464

	ELECTRONICS - 0.6%
3,233	Cymer, Inc. *	160,066

	MISCELLANEOUS MANUFACTURER - 0.7%
2,575	Dover Corp.	174,585

	SEMICONDUCTORS - 1.2%
7,368	Intel Corp.	163,275
3,079	Veeco Instruments, Inc. *	149,054
		312,329

	TOTAL COMMON STOCK (Cost - $777,817)	809,444

	MUTUAL FUNDS - 39.9%
	ASSET ALLOCATION FUND - 5.1%
70,233	Calamos Convertible Fund	1,321,777

	DEBT FUNDS - 29.8%
173,579	Nuveen High Yield Municipal Bond Fund	2,562,024
248,092	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	2,587,596
98,311	Vanguard Inflation-Protected Securities Fund - Admiral Shares	2,590,493
		7,740,113
	EQUITY FUNDS - 5.0%
29,206	ProFunds UltraBull ProFund - Investor Class *	1,284,171

	TOTAL MUTUAL FUNDS (Cost - $9,890,607)	10,346,061

	EXCHANGE TRADED FUNDS - 14.9%
	ASSET ALLOCATION FUNDS - 1.5%
9,304	SPDR Barclays Capital Convertible Securities ETF	385,930

	EQUITY FUNDS - 13.4%
31,401	ProShares Ultra S&P500	1,660,799
30,167	Vanguard REIT ETF	1,813,037
		3,473,836

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,416,159)	3,859,766

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 42.2%
	MONEY MARKET FUNDS - 42.2%
3,800,000	Fidelity Institutional Money Market Funds - Treasury Only Portfolio, 0.01% **	$ 3,800,000
3,363,946	Goldman Sachs Financial Square Funds - Government Fund 0.00% **	3,363,946
3,800,000	Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 0.00% **	3,800,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,963,946)	10,963,946

	TOTAL INVESTMENTS - 100.1% (Cost - $25,048,529) (a)	$ 25,979,217
	LIABILITIES LESS OTHER ASSETS - (0.1) %	(19,919)
	NET ASSETS - 100.0%	$ 25,959,298

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2011.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 947,591
	Unrealized depreciation	(16,903)
	Net unrealized appreciation	$ 930,688

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

ASSETS
Investment securities:
At cost	$ 25,048,529
At value	$ 25,979,217
Receivable for Fund shares sold	10,090
Dividends and interest receivable	15,438
Prepaid expenses and other assets	165
TOTAL ASSETS	26,004,910

LIABILITIES
Payable for Fund shares redeemed	2,295
Investment advisory fees payable	22,087
Fees payable to other affiliates	3,144
Distribution (12b-1) fees payable	14,157
Accrued expenses and other liabilities	3,929
TOTAL LIABILITIES	45,612
NET ASSETS	$ 25,959,298

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 23,179,580
Accumulated net investment loss	(102,157)
Accumulated net realized gain from security transactions	1,951,187
Net unrealized appreciation of investments	930,688
NET ASSETS	$ 25,959,298

Shares of beneficial interest outstanding	2,290,996

Net asset value (Net assets/shares outstanding), offering and redemption price per share	$ 11.33

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,456 of foreign tax withheld)	$ 165,856
Interest	158
TOTAL INVESTMENT INCOME	166,014

EXPENSES
Investment advisory fees	135,917
Distribution (12b-1) fees	33,979
Shareholder servicing fees	33,979
Administrative services fees	14,101
Accounting services fees	10,779
Professional fees	10,469
Transfer agent fees	7,637
Trustees' fees and expenses	6,501
Compliance officer fees	6,275
Custodian fees	2,841
Printing and postage expenses	2,526
Insurance expense	306
TOTAL EXPENSES	265,310
Less: Waiver of Distribution (12b-1) fees	(945)
NET EXPENSES	264,365
NET INVESTMENT LOSS	(98,351)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from security transactions	2,002,436
Net change in unrealized appreciation (depreciation) on investments	(1,815,976)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	186,460

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 88,109

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the
	Months Ended	Year Ended
	June 30, 2011	December 31,
	(Unaudited)	2010
FROM OPERATIONS
Net investment loss	$ (98,351)	$ (86,604)
Net realized gain from security transactions	2,002,436	4,175,235
Distributions of realized gains from underlying investment companies	-	40,763
Net change in unrealized appreciation (depreciation) on investments	(1,815,976)	(733,393)
Net increase in net assets resulting from operations	88,109	3,396,001

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,770,363	8,880,221
Payments for shares redeemed	(8,725,318)	(2,437,363)
Net increase in net assets from shares of beneficial interest	1,045,045	6,442,858

TOTAL INCREASE IN NET ASSETS	1,133,154	9,838,859

NET ASSETS
Beginning of Period	24,826,144	14,987,285
End of Period*	$ 25,959,298	$ 24,826,144
* Includes accumulated net investment loss of:	$ (102,157)	$ (3,806)

SHARE ACTIVITY
Shares Sold	829,479	891,803
Shares Redeemed	(757,395)	(242,406)
Net increase in shares of beneficial interest outstanding	72,084	649,397

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six		For the Year	For the Year	For the Year	For the Period
	Months Ended		Ended	Ended	Ended	Ended
	June 30, 2011		December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008	2007(1)

Net asset value, beginning of period	$ 11.19		$ 9.55	$ 7.91	$ 9.69	$ 10.00

Activity from investment operations:
Net investment income (loss) (2,3)	(0.04)		(0.05)	(0.01)	(0.07)	0.04
Net realized and unrealized gain (loss)
on investments	0.18		1.69	1.65	(1.67)	(0.35)
Total from investment operations	0.14		1.64	1.64	(1.74)	(0.31)

Less distributions from:
Net investment income	-		-	-	(0.04)	-

Net asset value, end of period	$ 11.33		$ 11.19	$ 9.55	$ 7.91	$ 9.69

Total return (4)	1.25%		17.17%	20.73%	(17.99%)	(3.10%)

Net assets, end of period (000s)	$ 25,959		$ 24,826	$ 14,987	$ 13,525	$ 16,409

Ratio of gross expenses to average net assets (6,7)	1.95%	(8)	2.15%	2.40%	2.41%	2.42%	(8)

Ratio of net expenses to average net assets (6)	1.94%	(8)	2.12%	2.39%	2.38%	2.40%	(8)

Ratio of net investment income
(loss) to average net assets (3,6)	(0.72)%	(8)	(0.48)%	(0.16)%	(0.77%)	0.59%	(8)

Portfolio Turnover Rate	117%	(5)	208%	203%	700%	342%	(5)

(1)	Adaptive Allocation Portfolio commenced operations on May 22, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
Total returns for period less than one year are not annualized.
(5) Not annualized.
(6)	The ratios of expenses to average net assets and net investment income(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser and affiliates.
(8) Annualized.

See accompanying notes to financial statements.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2011 (Unaudited)

1.

ORGANIZATION

The Adaptive Allocation Portfolio (the ”Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the ”Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The Portfolio seeks growth and risk-adjusted total return. The principal investment strategy of the Portfolio is to invest in open-end and closed-end investment companies and exchange-traded funds and equity and debt securities.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (”GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (”NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the ”Procedures”). The Board of Trustees (the ”Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the ”Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011 for the Portfolio’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 809,444	$ -	$ -	$ 809,444
Mutual Funds	10,346,061	-	-	10,346,061
Exchange-Traded Funds	3,859,766	-	-	3,859,766
Short-Term Investments	10,963,946	-	-	10,963,946
Total	$ 25,979,217	$ -	$ -	$ 25,979,217

The Portfolio did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.  It is the Portfolio’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These ”book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolio.

Federal income tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Portfolio will recognize the tax benefits of uncertain tax positions only where the position is ”more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007 - 2009), or expected to be taken in the Portfolio’s 2010 tax returns. The Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $26,427,064 and $30,484,017, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are overseen by the Board, which is responsible for the overall management of the Portfolio. Critical Math Advisors, LLC serves as the Portfolio’s Investment Adviser (the ”Adviser”). The Portfolio has employed Gemini Fund Services, LLC (”GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolio, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Portfolio pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Portfolio’s average daily net assets.

The Board has adopted a Distribution Plan and Agreement (the ”Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 1.00% which is calculated by the Portfolio on its average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50% which is paid to Northern Lights Distributors, LLC (the ”Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities.  Shareholders will receive advance notice of any increase. A portion of the fee payable pursuant to the Plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services. The Adviser may receive such service fees with respect to Portfolio accounts for which it provides shareholder servicing. The Adviser waived service fees in the amount of $945 for the six months ended June 30, 2011.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares and is an affiliate of GFS.

Each Portfolio pays its pro-rata share of a total fee of $10,000 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Advisor.  The Portfolios pays the chairperson of the audit committee its pro-rata share of an additional $500 per quarter. The ”interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Portfolio as follows:

Administration.  The Portfolio pays GFS an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio is subject to a minimum annual fee. The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $27,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Portfolio for the previous month. The Portfolio pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $13,500 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Portfolio’s Custody Administration Agreement with GFS (the ”Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the six months ended June 30, 2011 were $1,123. The Custodian fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (”NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended June 30, 2011, the Portfolio incurred expenses of $6,275 for compliance services pursuant to the Trust’s Agreement with NLCS.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

GemCom, LLC (”GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee. For the six months ended June 30, 2011, the Portfolio paid GemCom $2,750 for EDGAR and printing services performed.  Such fees, a portion of which were accrued for in the prior year, are included in the line item ”Printing & postage expenses” on the Statement of Operations in this shareholder report.

5.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act.  As of June 30, 2011, Midland Life Insurance Company held 98.1% of the voting securities of the Adaptive Allocation Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Midland Life Insurance Company are also owned beneficially.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of December 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the unamortized portion of organization expenses for tax purposes in the amount of $3,806.

At December 31, 2010, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences primarily attributable to net operating losses resulted in reclassification for the period ended December 31, 2010 as follows: a decrease in paid-in capital of $86,937 and a decrease in accumulated net investment losses of $86,937.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

7.   NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 ”Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (”GAAP”) and the International Financial Reporting Standards (”IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.   SUBSEQUENT EVENTS

The Portfolio is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Adaptive Allocation Portfolio

EXPENSE EXAMPLES (Unaudited)

June 30, 2011

As a shareholder of the Adaptive Allocation Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Adaptive Allocation Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 through June 30, 2011.

Actual Expenses

The ”Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled ”Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The ”Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Adaptive Allocation Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/11	Expenses Paid During Period 1/1/11 – 6/30/11*
Actual	$1,000.00	$1,012.50	$9.68
Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$9.69

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Adaptive Allocation Portfolio

SUPPLEMENTAL INFORMATION

June 30, 2011 (Unaudited)

Renewal of Advisory Agreement – Adaptive Allocation Portfolio

In connection with a meeting held on September 22, 2010, the Board of Trustees (the ”Board”) of the Northern Lights Variable Trust (the ”Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the ”Independent Trustees”), discussed the renewal of an investment advisory agreement (the ”Agreement”) between Critical Math Advisors, LLC (”CMA” or the ”Adviser”) and the Trust, on behalf of the Adaptive Allocation Portfolio (the ”Portfolio”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Portfolio’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Portfolio’s performance compared with key indices.

In its consideration of the renewal of the Agreement for the Portfolio, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of CMA’s research capabilities, the quality of its compliance infrastructure and the experience of its portfolio management personnel.  The Board then reviewed CMA’s financial statements and concluded that CMA is sufficiently well capitalized to meet its obligations to the Portfolio. The Trustees concluded that CMA had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of CMA’s past performance as investment adviser to the Portfolio, as well as other factors relating to its track record.  The Trustees discussed the relative outperformance of CMA since inception as compared to its benchmark.  The Board concluded that CMA’s performance was acceptable.

Fees and Expenses.  The Board noted that CMA charges a 1.00% annual advisory fee based on the average net assets of the Portfolio.  The Trustees then discussed the comparison of management fees and total operating expense data and reviewed the Portfolio’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Portfolio and the overall duties of the Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Portfolio, and expense ratios of a peer group of funds. The Trustees concluded that the Portfolio’s advisory fee and expense ratio were acceptable in light of the quality of the services the Portfolio currently receives from CMA, and the level of fees paid by a  peer group of other similarly managed mutual funds of comparable size.

Adaptive Allocation Portfolio

SUPPLEMENTAL INFORMATION (Continued)

June 30, 2011 (Unaudited)

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolio and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Portfolio, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by CMA in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio. It also considered the profits realized by the Adviser from other activities related to the Portfolio. The Trustees concluded that CMA’s level of profitability from its relationship to the Portfolio is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Portfolio’s shareholders, and unanimously renewed the Agreement.

Rev. June 2011

PRIVACY NOTICE
FACTS		WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Variable Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Variable Trust
What we do
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Security and Exchange Commission’s (”SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is also available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors LLC

3840 Quakerbridge Road, Suite 130

Hamilton, NJ 08619

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/26/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/26/11